INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Net operating loss carryforwards	$ 35,291,097	$ 35,540,911
Accruals and others	308,296	545,225
Capital loss carryoforwards	11,003	11,003
Valuation allowance	(35,610,396)	(36,096,792)
Net deferred tax assets	0	347
Deferred Tax Liabilities
Other liabilities	0	(347)
Net deferred tax liabilities	$ 0	$ 0